VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Australia: 4.5%
115,694		Charter Hall Group	$1,405,957	0.6
252,906		Dexus	2,064,392	1.0
52,247		Goodman Group	888,019	0.4
509,226		GPT Group	1,964,246	0.9
985,601		Scentre Group	2,240,924	1.0
550,000		Shopping Centres Australasia Property Group	1,196,486	0.6
			9,760,024	4.5

		Belgium: 1.2%
5,921		Montea NV	771,834	0.3
20,536		Shurgard Self Storage SA	1,271,886	0.6
15,056		Warehouses De Pauw CVA	649,609	0.3
			2,693,329	1.2

		Canada: 2.9%
24,522		Boardwalk Real Estate Investment Trust	1,153,180	0.5
123,324		H&R Real Estate Investment Trust	1,287,348	0.6
88,357		RioCan Real Estate Investment Trust	1,783,184	0.8
20,811		Summit Industrial Income REIT	366,562	0.2
106,245		Tricon Residential, Inc.	1,687,171	0.8
			6,277,445	2.9

		France: 2.0%
14,702		ICADE	945,867	0.4
80,269		Klepierre SA	2,137,102	1.0
15,933	(1)	Unibail-Rodamco-Westfield	1,193,504	0.6
			4,276,473	2.0

		Germany: 3.6%
284,673		Aroundtown SA	1,626,736	0.7
43,165		Deutsche Euroshop AG	795,413	0.4
22,517		LEG Immobilien SE	2,564,205	1.2
61,133		Vonovia SE	2,849,450	1.3
			7,835,804	3.6

		Hong Kong: 5.6%
304,481		CK Asset Holdings Ltd.	2,081,259	0.9
331,289	(1),(2)	ESR Cayman Ltd.	1,026,629	0.5
383,648		Kerry Properties Ltd.	1,080,771	0.5
350,663		Link REIT	2,986,328	1.4
423,199		New World Development Co. Ltd.	1,716,982	0.8
1,301,466		Sino Land Co.	1,678,125	0.8
606,192		Swire Properties Ltd.	1,498,023	0.7
			12,068,117	5.6

		Japan: 9.2%
492		Activia Properties, Inc.	1,715,221	0.8
743		AEON REIT Investment Corp.	919,099	0.4
180		Daiwa Office Investment Corp.	1,117,426	0.5
138,500		Hulic Co. Ltd.	1,242,543	0.6
2,847		Japan Hotel REIT Investment Corp.	1,451,473	0.7
1,864		Japan Metropolitan Fund Invest	1,572,850	0.7
294		Kenedix Office Investment Corp.	1,760,121	0.8
612		Kenedix Residential Next Investment Corp.	1,070,004	0.5
266		Kenedix Retail REIT Corp.	610,080	0.3
1,827		LaSalle Logiport REIT	2,627,860	1.2
70,412		Mitsui Fudosan Co., Ltd.	1,506,980	0.7
1,347		Orix JREIT, Inc.	1,826,710	0.9
433,896		Tokyu Fudosan Holdings Corp.	2,381,344	1.1
			19,801,711	9.2

		Luxembourg: 0.4%
41,400		Grand City Properties SA	827,037	0.4

		Singapore: 3.7%
1,183,517		Ascendas Real Estate Investment Trust	2,550,275	1.2
1,172,814		CapitaLand Integrated Commercial Trust	1,940,233	0.9
1,071,397		Keppel REIT Management Ltd.	961,257	0.5
1,919,500		Lendlease Global Commercial REIT	1,094,382	0.5
1,043,707		Suntec Real Estate Investment Trust	1,342,081	0.6
			7,888,228	3.7

		Spain: 0.8%
142,676		Merlin Properties Socimi SA	1,668,060	0.8

		Sweden: 1.9%
75,263	(3)	Castellum AB	1,858,224	0.9
26,083		Catena AB	1,571,489	0.7
47,032	(3)	Hufvudstaden AB	667,570	0.3
			4,097,283	1.9

		United Kingdom: 3.6%
53,423		Big Yellow Group PLC	1,077,013	0.5
195,336		Land Securities Group PLC	2,004,105	0.9
420,100		NewRiver REIT PLC	472,395	0.2
55,539		Safestore Holdings PLC	977,645	0.5
90,745		Segro PLC	1,595,206	0.8
495,966		Tritax Big Box REIT Plc	1,570,381	0.7
			7,696,745	3.6

		United States: 59.6%
19,656		Alexandria Real Estate Equities, Inc.	3,955,770	1.8
57,896		American Campus Communities, Inc.	3,240,439	1.5
28,778		Apartment Income REIT Corp.	1,538,472	0.7
22,183		AvalonBay Communities, Inc.	5,509,592	2.6

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
18,901		Camden Property Trust	$3,141,346	1.5
23,366		Crown Castle International Corp.	4,313,364	2.0
93,792		CubeSmart	4,879,998	2.3
109,189	(1)	DiamondRock Hospitality Co.	1,102,809	0.5
73,448		Duke Realty Corp.	4,264,391	2.0
10,229		Equinix, Inc.	7,586,031	3.5
11,299		Essex Property Trust, Inc.	3,903,579	1.8
42,819		Extra Space Storage, Inc.	8,803,586	4.1
91,554		Healthcare Trust of America, Inc.	2,869,302	1.3
110,700		Host Hotels & Resorts, Inc.	2,150,901	1.0
34,855		Hudson Pacific Properties, Inc.	967,226	0.5
143,234		Invitation Homes, Inc.	5,755,142	2.7
35,864		Life Storage, Inc.	5,036,382	2.3
41,000		National Retail Properties, Inc.	1,842,540	0.9
52,800		Park Hotels & Resorts, Inc.	1,031,184	0.5
78,893	(3)	Pebblebrook Hotel Trust	1,931,301	0.9
56,030		Piedmont Office Realty Trust, Inc.	964,837	0.4
100,182		ProLogis, Inc.	16,177,389	7.5
134,054		Realty Income Corp.	9,289,942	4.3
51,519		Regency Centers Corp.	3,675,365	1.7
78,914		Simon Property Group, Inc.	10,381,926	4.8
60,514		Spirit Realty Capital, Inc.	2,784,854	1.3
23,187		Sun Communities, Inc.	4,064,449	1.9
116,833	(1)	Sunstone Hotel Investors, Inc.	1,376,293	0.6
60,179		Welltower, Inc.	5,785,609	2.7
			128,324,019	59.6

	Total Common Stock
	(Cost $163,665,788)		213,214,275	99.0

RIGHTS: 0.0%
		Singapore: 0.0%
556,655	(1)	Lendlease Global Commercial REIT	24,642	0.0

	Total Rights
	(Cost $–)		24,642	0.0

	Total Long-Term Investments
	(Cost $163,665,788)		213,238,917	99.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
		Repurchase Agreements: 2.2%
1,071,206	(4)	Bank of America Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,071,215, collateralized by various U.S. Government Agency Obligations, 2.000%-4.000%, Market Value plus accrued interest $1,092,630, due 02/01/36-03/01/52)	1,071,206	0.5
1,071,206	(4)	Citigroup, Inc., Repurchase Agreement dated 03/31/22, 0.31%, due 04/01/22 (Repurchase Amount $1,071,215, collateralized by various U.S. Government Agency Obligations, 2.000%-10.000%, Market Value plus accrued interest $1,092,630, due 06/15/22-01/20/52)	1,071,206	0.5
1,071,206	(4)	Daiwa Capital Markets, Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,071,215, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,092,630, due 04/05/22-04/01/52)	1,071,206	0.5
317,542	(4)	Nomura Securities, Repurchase Agreement dated 03/31/22, 0.27%, due 04/01/22 (Repurchase Amount $317,544, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.000%, Market Value plus accrued interest $323,893, due 06/01/27-08/01/58)	317,542	0.2

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
1,071,206	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,071,215, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,092,630, due 04/26/22-03/20/52)	$1,071,206	0.5

	Total Repurchase Agreements
	(Cost $4,602,366)		4,602,366	2.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.7%
1,535,480	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%
		(Cost $1,535,480)	1,535,480	0.7

	Total Short-Term Investments
	(Cost $6,137,846)		6,137,846	2.9

	Total Investments in Securities (Cost $169,803,634)		$219,376,763	101.9
	Liabilities in Excess of Other Assets		(4,025,023)	(1.9)
	Net Assets		$215,351,740	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2022.

REIT Diversification	Percentage of Net Assets
Retail REITs	21 .4%
Specialized REITs	15.2
Industrial REITs	14.6
Residential REITs	13.6
Real Estate Operating Companies	8.6
Office REITs	6.3
Diversified REITs	5.7%
Hotel & Resort REITs	4.2
Health Care REITs	4.0
Diversified Real Estate Activities	3.6
Real Estate Development	1.8
Assets in Excess of Other Liabilities*	1.0
Net Assets	100.0%

*	Includes short-term investments.

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$9,760,024	$–	$9,760,024
Belgium	–	2,693,329	–	2,693,329
Canada	6,277,445	–	–	6,277,445
France	–	4,276,473	–	4,276,473
Germany	–	7,835,804	–	7,835,804
Hong Kong	–	12,068,117	–	12,068,117
Japan	–	19,801,711	–	19,801,711
Luxembourg	–	827,037	–	827,037
Singapore	–	7,888,228	–	7,888,228
Spain	–	1,668,060	–	1,668,060
Sweden	–	4,097,283	–	4,097,283
United Kingdom	1,450,040	6,246,705	–	7,696,745
United States	128,324,019	–	–	128,324,019
Total Common Stock	136,051,504	77,162,771	–	213,214,275
Rights	–	24,642	–	24,642
Short-Term Investments	1,535,480	4,602,366	–	6,137,846
Total Investments, at fair value	$137,586,984	$81,789,779	$–	$219,376,763

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $177,495,912.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$47,506,881
Gross Unrealized Depreciation	(5,639,580)

Net Unrealized Appreciation	$41,867,301